PGIM Jennison Energy Infrastructure Fund
Schedule of Investments  (unaudited)
as of August 31, 2026
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks 74.0%
Electric Utilities 1.1%
Constellation Energy Corp.	23,633	$6,493,639
Heavy Electrical Equipment 2.2%
GE Vernova, Inc.	4,255	3,823,245
Innio NV (Germany)*(a)	224,656	4,538,051
Siemens Energy AG (Germany)	25,484	4,197,409
		12,558,705
Independent Power Producers & Energy Traders 1.4%
Vistra Corp.	60,537	8,315,968
Oil & Gas Equipment & Services 1.8%
Kodiak Gas Services, Inc.	82,274	4,835,243
WaterBridge Infrastructure LLC (Class A Stock)	164,840	5,241,912
		10,077,155
Oil & Gas Exploration & Production 2.2%
Venture Global, Inc. (Class A Stock)	883,871	12,939,872
Oil & Gas Storage & Transportation 65.3%
Antero Midstream Corp.	999,881	22,417,332
Cheniere Energy, Inc.	138,032	40,262,554
DT Midstream, Inc.	234,024	30,661,825
Enbridge, Inc. (Canada)	475,648	24,098,995
Gibson Energy, Inc. (Canada)	366,194	8,240,983
Hess Midstream LP (Class A Stock)	354,264	14,244,955
Keyera Corp. (Canada)	539,867	23,414,557
Kinder Morgan, Inc.	949,575	30,614,298
Kinetik Holdings, Inc.	256,834	14,082,208
ONEOK, Inc.	246,789	23,694,212
Pembina Pipeline Corp. (Canada) (XTSE)	170,289	8,300,967
Pembina Pipeline Corp. (Canada) (NYSE)	147,921	7,203,753
South Bow Corp. (Canada)	505,019	19,101,047
Targa Resources Corp.	143,484	42,134,077
TC Energy Corp. (Canada)	390,657	24,460,633
Williams Cos., Inc. (The)	563,026	42,255,101
		375,187,497

Total Common Stocks (cost $299,903,686)		425,572,836
Master Limited Partnerships 24.8%
Oil & Gas Storage & Transportation
Energy Transfer LP	2,059,871	44,307,825
Enterprise Products Partners LP	692,200	26,871,204
MPLX LP	433,814	25,668,774
Plains GP Holdings LP (Class A Stock)*(f)	1,085,516	30,633,262
Western Midstream Partners LP	307,706	14,800,659

Total Master Limited Partnerships (cost $75,948,848)		142,281,724

Total Long-Term Investments (cost $375,852,534)		567,854,560

PGIM Jennison Energy Infrastructure Fund
Schedule of Investments  (unaudited) (continued)
as of August 31, 2026
Description	Shares	Value

Short-Term Investments 0.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	1,817,041	$1,817,041
PGIM Institutional Money Market Fund (7-day effective yield 3.874%) (cost $1,022,574; includes $1,019,847 of cash collateral for securities on loan)(b)(wb)	1,023,291	1,022,472

Total Short-Term Investments (cost $2,839,615)		2,839,513

TOTAL INVESTMENTS 99.3% (cost $378,692,149)		570,694,073
Other assets in excess of liabilities 0.7%		4,273,432

Net Assets 100.0%		$574,967,505

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership
NYSE—New York Stock Exchange
XTSE—Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $969,600; cash collateral of $1,019,847 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Represents a security that is not a qualified publicly-traded partnership subject to the 25% investment limit under Subchapter M of the Internal Revenue Code.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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